INCOME TAX EXPENSE Narrative (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
	Jul. 01, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 15, 2021	Jun. 30, 2020
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Income tax expense (recovery)		$ 343	$ 258	$ 717		$ 644
Average effective tax rate				32.00%
Adjusted effective tax rate				27.00%
Net currency translation losses on deferred tax balances				$ (26)		1
Nevada Gold Mines [Member]
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Proportion of ownership interests held by non-controlling interests				61.50%
UNITED STATES
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Dividends withholdings taxes						$ 13
Argentina
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Applicable tax rate				35.00%	30.00%
Previously proposed applicable tax rate				25.00%
Dividends withholdings tax rate				7.00%	13.00%
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes		$ 72
Argentina | UNITED STATES
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Dividends withholdings taxes				$ 16
NEVADA | Maximum [Member]
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Mining excise tax rate	1.10%